SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per ordinary share

Three Months
Ended
March 31,
2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	$36,684
Net income allocable to shares subject to possible redemption	$36,684
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	23,040,654
Basic and diluted net income per share	$0.00
Non-Redeemable Class A and Class B Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(8,167,283)
Net loss allocable to Redeemable Class A Ordinary Shares	(36,684)
Non-Redeemable Net Loss	(8,203,967)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Shares
Basic and diluted weighted average shares outstanding	6,927,636
Basic and diluted net loss per share	$1.18

For the
Period from
July 7, 2020
(Inception)
through
December 31,
2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest earned on marketable securities held in Trust Account	$43,349
Net income allocable to shares subject to possible redemption	$43,349
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding	21,396,989
Basic and diluted net income per share	$0.00
Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,658,775)
Net loss allocable to Redeemable Class A Common Stock	(43,349)
Non-Redeemable Net Loss	$(1,702,124)
Denominator: Weighted Average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding	7,230,225
Basic and diluted net loss per share	$(0.24)